Leases - Summary of maturities of lease liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lessee Operating Lease Liability Maturity [Abstract]
2023	¥ 44,083
2024	35,475
2025	37,446
2026	38,414
2027	34,502
2028	16,976
Total undiscounted lease payments	206,896
Less: Imputed interest	(29,906)
Total lease liabilities	¥ 176,990	¥ 33,356	¥ 43,296